UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 05/31/2018

Date of reporting period: 11/30/2017

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Crow Point Defined Risk Global Equity Income Fund, a series of the 360 Funds, for the period ended November 30, 2017 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Crow Point Defined Risk Global Equity Fund Class A Shares (Ticker Symbol: CGHAX) Class I Shares (Ticker Symbol: CGHIX) A Series of the 360 Funds

SEMI-ANNUAL REPORT

November 30, 2017

Investment Adviser:

Crow Point Partners, LLC

25 Recreation Drive, Suite 206

Hingham, MA 02043

1-877-327-0757

www.crowpointfunds.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

TABLE OF CONTENTS

INVESTMENT HIGHLIGHTS	1
SCHEDULE OF INVESTMENTS	2
SCHEDULE OF PURCHASED OPTIONS	5
SCHEDULE OF SECURITIES SOLD SHORT	6
SCHEDULE OF WRITTEN OPTIONS	7
STATEMENT OF ASSETS AND LIABILITIES	8
STATEMENT OF OPERATIONS	9
STATEMENTS OF CHANGES IN NET ASSETS	10
FINANCIAL HIGHLIGHTS	11
NOTES TO FINANCIAL STATEMENTS	13
ADDITIONAL INFORMATION	23
INFORMATION ABOUT YOUR FUND’S EXPENSES	24
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	26

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

November 30, 2017 (Unaudited)

The investment objective of the Crow Point Defined Risk Global Equity Fund (the “Fund”) is to seek income with long-term growth of capital as a secondary objective.

Crow Point Partners, LLC’s (the “Adviser”) utilizes fundamentally-driven investment process is used to identify companies with attractive and growing franchises, sustainable and high dividend yields, and low correlations to the broader equity markets. Long dated put options will be employed to hedge individual stock positions. Call options will be sold when possible to reduce the costs of the put protection and to offer additional yield support. Individual position concentration will be low to help reduce risk. In addition, options will be purchased and sold on selected U.S. and non-U.S.-based securities indices, on exchange-traded funds providing returns based on certain indices, countries, or market sectors for the purpose of hedging the portfolio against losses.

The Fund expects normally to invest at least 80% of its total assets in equity securities (including securities convertible into equity securities) of U.S. and non-U.S. companies that pay attractive dividends or that the Fund’s Adviser believes have the potential to increase dividends over time. The Fund has the flexibility to invest up to 20% of its net assets in preferred securities. Securities will be chosen using a proprietary fundamental investment process by which the Fund’s Adviser seeks to identify quality companies around the world with a proven track record of delivering consistent or rising dividends and companies likely to raise their dividends meaningfully or to pay a significant special dividend.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Exchange-Traded Funds	63.29%
Closed-End Funds	9.92%
Utilities	3.20%
Mutual Funds – Equity	2.75%
Industrials	2.43%
Consumer, Non-cyclical	1.59%
Technology	1.13%
Exchange-Traded Notes	0.97%
Consumer, Cyclical	0.81%
Communications	0.78%
Bonds & Notes	0.15%
Cash and Cash Equivalents	12.98%
100.00%

The percentages in the above table are based on the portfolio holdings of the Fund as of November 30, 2017 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments, Schedule of Purchased Options, Schedule of Securities Sold Short and Schedule of Written Options.

CROWPOINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 10.46%	Shares	Fair Value

Aerospace & Defense - 2.56%
Lockheed Martin Corp.	347	$110,735
Northrop Grumman Corp.	375	115,275
Raytheon Co.	585	111,823
		337,833
Biotechnology - 0.42%
Exact Sciences Corp. (a)	934	55,554

Computers - 0.38%
Lumentum Holdings, Inc. (a)	939	50,753

Entertainment - 0.42%
IMAX Corp. (a)	2,184	55,473

Healthcare - Products - 0.83%
ABIOMED, Inc. (a)	275	53,581
Novocure Ltd. (a)	2,943	56,653
		110,234
Home Builders - 0.43%
Installed Building Products, Inc. (a)	739	56,940

Internet - 0.81%
Rapid7, Inc. (a)	2,872	54,309
RingCentral, Inc. (a)	1,131	53,327
		107,636
Pharmaceuticals - 0.42%
Neurocrine Biosciences, Inc. (a)	766	55,068

Semiconductors - 0.41%
Qorvo, Inc. (a)	700	53,606

Software - 0.39%
New Relic, Inc. (a)	922	51,890

Water - 3.39%
American Water Works Co., Inc.	4,896	448,278

TOTAL COMMON STOCK (Cost $1,327,690)		1,383,265

CROWPOINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

	Shares	Fair Value
CLOSED-END FUNDS - 10.39%
Eaton Vance Limited Duration Income Fund	27,270	$365,963
MFS Multimarket Income Trust	51,700	313,819
Royce Value Trust, Inc.	23,883	384,994
Templeton Emerging Markets Fund/United States	18,100	309,510
		1,374,286

TOTAL CLOSED-END FUNDS (Cost $1,393,337)		1,374,286

EXCHANGE TRADED FUNDS - 67.68%

Commodity Fund - 1.94%
United States Short Oil Fund LP (a)	4,300	257,358

Debt Funds - 17.45%
iShares 10-20 Year Treasury Bond ETF	2,895	392,794
iShares 1-3 Year Credit Bond ETF	3,000	314,430
iShares 20+ Year Treasury Bond ETF	55	6,881
iShares iBoxx $Investment Grade Corporate Bond ETF	3,313	399,780
iShares US Credit Bond ETF	3,566	398,037
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,375	400,179
SPDR Portfolio Long Term Treasury ETF	10,958	395,036
		2,307,137
Equity Funds - 48.29%
Energy Select Sector SPDR Fund	2,191	151,398
ETFMG Prime Cyber Security ETF	5,846	183,623
Financial Select Sector SPDR Fund	14,500	399,040
Industrial Select Sector SPDR Fund	3,908	291,185
iShares Core S&P Small-Cap ETF	2,793	216,402
iShares MSCI ACWI ETF	3,700	265,364
iShares Russell 3000 ETF	1,768	277,682
Powershares Dynamic Semiconductors Portfolio	6,133	314,378
PowerShares KBW Bank Portfolio	6,541	353,933
ProShares Ultra QQQ	4,625	336,145
ProShares UltraPro QQQ (a)	1,037	142,173
Schwab Emerging Markets Equity ETF	14,599	402,056
Schwab International Equity ETF	8,821	302,913
Schwab US Broad Market ETF	6,497	416,458
SPDR S&P 500 ETF Trust	2,300	609,523
TierraXP Latin America Real Estate ETF	3,000	88,050
Vanguard FTSE Emerging Markets ETF	8,929	397,162
Vanguard S&P 500 ETF	1,180	287,153
Vanguard Total Stock Market ETF	3,055	416,519
Vanguard Utilities ETF	3,200	399,552
VelocityShares Daily Inverse VIX Short Term ETN (a)	1,145	134,973
		6,385,682

TOTAL EXCHANGE TRADED FUNDS (Cost $8,645,506)		8,950,177

CROWPOINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
November 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

MUTUAL FUNDS - 2.88%	Shares	Fair Value

Asset Allocation Fund - 2.88%
Wells Fargo Utility and Telecommunications Fund	17,089	380,234

TOTAL MUTUAL FUNDS (Cost $355,236)		380,234

SHORT-TERM INVESTMENTS - 13.60%
Federated Government Obligations Fund - Class I, 0.94% (c)	1,798,652	1,798,652

TOTAL SHORT-TERM INVESTMENTS (Cost $1,798,652)		1,798,652

ASSET BACKED SECURITIES - 0.16%	Principal Amount	Fair Value

Commercial MBS - 0.07%
Banc of America Funding 2006-2 Trust, 5.75%, 03/25/2036	$4,003	3,890
WaMu Mortgage Pass-Through Certificates Series 2003-S12 Trust, 4.75%, 11/25/2018	966	974
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.359%, 09/25/2036	9,198	4,748
		9,612
Home Equity ABS - 0.04%
RASC Series 2003-KS4 Trust, 3.87%, 05/25/2033	$4,444	4,488

Other ABS - 0.05%
Equity One Mortgage Pass-Through Trust 2003-4, 5.869%, 10/25/2034	6,924	6,907

TOTAL ASSET BACKED SECURITIES (Cost $19,698)		21,007

OPTIONS PURCHASED (Cost $7,983) - 0.06% (d)		7,822

TOTAL INVESTMENTS (Cost $13,548,102) – 105.23%		$13,915,443

SECURITIES SOLD SHORT (Proceeds $32,604) - (0.25%) (e)		(32,580)

OPTIONS WRITTEN (Proceeds $16,341) - (0.22%) (f)		(28,462)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (4.77%)		(630,924)

NET ASSETS - 100%		$13,223,477

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written or short securities.
(c)	Rate shown represents the 7-day effective yield at November 30, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Purchased Options for details.
(e)	Please refer to the Schedule of Securities Sold Short for details.
(f)	Please refer to the Schedule of Written Options for details.

ETF - Exchange Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

CROWPOINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS PURCHASED - 0.06%

PUT OPTIONS PURCHASED - 0.06%

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

iShares iBoxx $ Investment Grade Corporate Bond ETF	33	$396,000	$120.00	1/19/2018	$1,980
ProShares Ultra QQQ	46	$322,000	$70.00	12/15/2017	5,842
TOTAL PUT OPTIONS PURCHASED (Cost $7,983)					7,822

TOTAL OPTIONS PURCHASED (Cost $7,983)					$7,822

1	Each option contract is equivalent to 100 shares of the underlying ETF.

ETF - Exchange Traded Fund

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

CROWPOINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

EXCHANGE TRADED FUNDS - (0.25)%	Shares	Fair Value

Equity Fund - (0.25)%
iShares Latin America 40 ETF	1,000	32,580

TOTAL EXCHANGE TRADED FUNDS (Proceeds $32,604)		32,580

TOTAL SECURITIES SOLD SHORT (Proceeds $32,604)) – (11.67)%		$32,580

ETF - Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

CROWPOINT DEFINED RISK GLOBAL EQUITY INCOME FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2017 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - 0.21%

CALL OPTIONS WRITTEN - 0.21%

	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

American Water Works Co., Inc.	25	$225,000	$90.00	12/15/2017	$5,300
iShares iBoxx $ Investment Grade Corporate Bond ETF	33	$399,300	$121.00	1/19/2018	1,485
Northrop Grumman Corp.	3	$93,000	$310.00	12/15/2017	867
ProShares Ultra QQQ	46	$331,200	$72.00	12/15/2017	8,970
Vanguard Utilities ETF	32	$387,200	$121.00	12/15/2017	11,840
TOTAL CALL OPTIONS WRITTEN (Proceeds $7,983)					28,462

TOTAL OPTIONS WRITTEN (Proceeds $7,983)					$28,462

[1]	Each option contract is equivalent to 100 shares of the underlying common stock or ETF.

ETF - Exchange Traded Fund

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

Crow Point Defined Risk Global Equity Income Fund

Statement of Assets and Liabilities

November 30, 2017 (Unaudited)

Assets:
Investments, at value	$13,915,443
Deposits at broker	29,838
Foreign currency, at value (cost $800)	843
Due from adviser	43,805
Receivables:
Interest	1,802
Dividends	11,834
Fund shares sold	4,306
Prepaid expenses	11,673
Total assets	14,019,544

Liabilities:
Options written, at value	28,462
Securities sold short	32,580
Payables:
Investment securities purchased	717,549
Fund shares redeemed	24,175
Accrued distribution (12b-1) fees	2,020
Due to administrator	4,466
Accrued Trustee fees	160
Accrued expenses	6,524
Total liabilities	815,936
Net Assets	$13,203,608

Sources of Net Assets:
Paid-in capital	$13,993,087
Accumulated undistributed net realized gain on investments, options, securities sold short and foreign currency transactions	(1,150,534)
Accumulated undistributed net investment income	5,314
Net unrealized appreciation on investments, options, securities sold short and foreign currency transactions	355,741
Total Net Assets (Unlimited shares of beneficial interest authorized)	$13,203,608

Total Investments, at cost	$13,515,498
Proceeds from options written	$16,341
Proceeds from securities sold short	$32,604

Class A Shares:
Net assets	$4,598,118
Shares Outstanding (Unlimited shares of beneficial interest authorized)	520,633
Net Asset Value Per Share	$8.83

Maximum Offering Price Per Share (a)	$9.03

Minimum Redemption Price Per Share (b)	$8.74

Institutional Class Shares:
Net assets	$8,605,490
Shares Outstanding (Unlimited shares of beneficial interest authorized)	966,349
Net Asset Value, Offering and Redemption Price Per Share	$8.91

(a)	A maximum sales charge of 2.25% is imposed on Class A shares.
(b)	a 1.00% redemption fee is imposed on shares redeemed within 60 days from the date of purchase.

The accompanying notes are an integral part of these financial statements.

Crow Point Defined Risk Global Equity Income Fund

Statement of Operations

November 30, 2017 (Unaudited)

For the Six Month Period Ended November 30, 2017
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $2,773)	$116,212
Interest	4,681
Total investment income	120,893

Expenses:
Management fees (Note 6)	45,728
Distribution (12b-1) fees - Class A	5,788
Prior administrator fees	55,086
Registration and filing fees	14,971
Custodian fees	14,363
Legal fees	13,277
Audit fees	9,445
Accounting and transfer agent fees and expenses	6,727
Trustee fees and expenses	5,542
Reports to shareholders	4,174
Miscellaneous	3,259
Pricing fees	986
Dealer network fees	754
Insurance	399
Interest expense	296
Total expenses	180,795
Less: fees waived and expenses reimbursed	(122,443)
Net expenses	58,352

Net investment income	62,541

Realized and unrealized gain (loss):
Net realized gain on:
Unaffiliated investments	1,014,129
Securities sold short	62
Foreign currency transactions	(8,853)
Options purchased	(139,811)
Options written	65,903
Net realized gain on investments, options, securities sold short and foreign currency transactions	931,430

Net change in unrealized depreciation on:
Unaffiliated investments	(308,083)
Securities sold short	24
Foreign currency transactions	472
Options purchased	50,716
Options written	(31,985)
Net change in unrealized depreciation on investments, options, securities sold short and foreign currency transactions	(288,856)

Net gain on investments, options, securities sold short and foreign currency transactions	642,574

Net increase in net assets resulting from operations	$705,115

The accompanying notes are an integral part of these financial statements.

Crow Point Defined Risk Global Equity Income Fund

Statements of Changes in Net Assets

November 30, 2017 (Unaudited)

	For the Six Month Period Ended November 30, 2017	For the Year Ended May 31, 2017
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$62,541	$322,162
Net realized gain (loss) on investments, options, securities sold short and foreign currency transactions	931,430	(619,755)
Net unrealized appreciation (depreciation) on investments, options, securities sold short and foreign currency transactions	(288,856)	709,052
Net increase in net assets resulting from operations	705,115	411,459

Distributions to shareholders from:
Net investment income - Class A	(25,044)	(165,495)
Net investment income - Institutional Class	(30,665)	(32,061)
Net realized capital gains - Class A	-	(62,569)
Net realized capital gains - Institutional Class	-	(47,645)
Total distributions	(55,709)	(307,770)

Capital share transactions:
Proceeds from shares sold:
Class A	1,006,089	1,069,978
Class I	5,565,093	3,149,723
Net asset value of shares issued in reinvestment of distributions:
Class A	23,918	216,493
Class I	11,351	15,918
Redemption fee proceeds:
Class A	-	3,398
Class I	468	1,015
Payments for shares redeemed:
Class A	(1,156,061)	(8,056,858)
Class I	(929,453)	(709,061)
Increase (decrease) in net assets from capital share transactions	4,521,405	(4,309,394)

Increase (decrease) in net assets	5,170,811	(4,205,705)

Net Assets:
Beginning of period	8,032,797	12,238,502

End of period	$13,203,608	$8,032,797
Undistributed (accumulated) net investment income (loss)	$5,314	$(1,518)

Share activity:
Class A:
Shares sold	117,964	130,848
Shares reinvested	2,810	26,362
Shares redeemed	(134,544)	(981,017)
Net decrease in shares of beneficial interest	(13,770)	(823,807)

Class C:
Shares sold	646,342	376,577
Shares reinvested	1,323	1,920
Shares redeemed	(108,433)	(85,255)
Net increase in shares of beneficial interest	539,232	293,242

The accompanying notes are an integral part of these financial statements.

Crow Point Defined Risk Global Equity Income Fund

Financial Highlights

November 30, 2017 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A
	For the Six Month Period Ended November 30, 2017		For the Year Ended May 31, 2017		For the Year Ended May 31, 2016		For the Year Ended May 31, 2015		For the Year Ended May 31, 2014		For the Period Ended May 31, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.33		$8.20		$9.81		$10.35		$10.16		$10.00

Investment Operations:
Net investment loss (b)	0.06		0.32		0.39		0.53		0.43		0.34
Net realized and unrealized gain on investments and options	0.49		0.13		(1.18)		(0.56)		0.20		(0.03)
Total from investment operations	0.55		0.45		(0.79)		(0.03)		0.63		0.31

Distributions:
From net investment income	(0.05)		(0.21)		(0.27)		(0.48)		(0.44)		(0.14)
From net realized capital gains	-		-		-		-		-		(0.01)
From return of capital	-		(0.11)		(0.57)		(0.03)		-		-
Total distributions	(0.05)		(0.32)		(0.84)		(0.51)		(0.44)		(0.15)

Paid in capital from redemption fees	-	(c)	-	(c)	0.02		-	(c)	-	(c)	-	(c)

Net Asset Value, End of Period	$8.83		$8.33		$8.20		$9.81		$10.35		$10.16

Total Return (d)	6.63%	(e)	5.57	%(k)	(7.84)%		(0.24)%		6.42%		3.03%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$4,598		$4,450		$11,133		$3,839		$7,937		$5,728

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (f)	3.62%	(g) (h)	3.68%		4.14%	(h)	3.21%		3.68%		4.99%	(g) (h)
After fees waived and expenses reimbursed	1.26%	(g) (j)	1.26%		1.29%	(j)	1.25	%(i)	1.13%	(i)	1.26%	(g) (j)

Ratios of net investment income to average net assets	1.07%	(g)	3.92%		4.53%	(e) (f)	5.30	%(f)	4.18%	(e) (f)	3.37%	(g)

Portfolio turnover rate	196.60%	(e)	101%		160%	(d)	113%		95%	(d)	160%	(e)

(a)	The Crow Point Defined Risk Global Equity Income Fund commenced operations on June 1, 2012.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(g)	Annualized.
(h)	Includes interest expense. Excluding interest expense, the ratio of gross expenses to average net assets would have been 4.98% for the year ended May 31, 2013, 4.10% for the year ended May 31, 2016 and 3.61% for the six month period ended November 30, 2017.
(i)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.25% for the year ended May 31, 2014, and 1.30% for the year ended May 31, 2015.
(j)	Includes interest expense. Excluding interest expense, the ratio of net expenses to average net assets would have been 1.25% for the years ended May 31, 2013 and May 31, 2016 and for the six month period ended November 30, 2017.
(k)	As a result of a trade error, Crow Point Defined Risk Global Equity Income Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.

The accompanying notes are an integral part of these financial statements.

Crow Point Defined Risk Global Equity Income Fund

FINANCIAL HIGHLIGHTS

November 30, 2017 (Unaudited)

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class I
	For the Six Month Period Ended November 30, 2017		For the Year Ended May 31, 2017		For the Year Ended May 31, 2016		For the Year Ended May 31, 2015		For the Year Ended May 31, 2014		For the Period Ended May 31, 2013 (a)
	(Unaudited)

Net Asset Value, Beginning of Period	$8.39		$8.26		$9.90		$10.44		$10.17		$10.30

Investment Operations:
Net investment loss (b)	0.06		0.36		0.38		0.56		0.46		0.08
Net realized and unrealized gain on investments and options	0.52		0.11		(1.14)		(0.56)		0.20		(0.21)
Total from investment operations	0.58		0.47		(0.76)		-		0.66		(0.13)

Distributions:
From net investment income	(0.06)		(0.22)		(0.29)		(0.52)		(0.39)		-
From net realized capital gains	-		-		-		-		-		-
From return of capital			(0.12)		(0.59)		(0.02)		-		-
Total distributions	(0.06)		(0.34)		(0.88)		(0.54)		(0.39)		-

Paid in capital from redemption fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)	-

Net Asset Value, End of Period	$8.91		$8.39		$8.26		$9.90		$10.44		$10.17

Total Return (d)	6.89%	(e)	5.82	%(k)	(7.61)%		0.06%		6.65%		(1.26)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$8,605		$3,583		$1,105		$6,223		$2,531		$165

Ratios of expenses to average net assets:
Before fees waived and expenses reimbursed (f)	3.37%	(g) (h)	3.75%		4.88	%(h)	2.95%		3.38%		4.12%	(g) (h)
After fees waived and expenses reimbursed	1.01%	(g) (j)	1.05%		1.04	%(j)	1.00	%(i)	0.88	%(i)	1.03%	(g) (j)

Ratios of net investment income to average net assets	1.32%	(g)	4.36%		4.19%		5.55%		4.50%		5.05%	(g)

Portfolio turnover rate	196.60%	(e)	101%		160%		113%		95%		160%	(e)

(a)	The Crow Point Defined Risk Global Equity Income Fund Class I shares commenced operations on April 10, 2013.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c)	Amount represents less than $0.01 per share.
(d)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.
(h)	Includes interest expense. Excluding interest expense, the ratio of gross expenses to average net assets would have been 4.09% for the year ended May 31, 2013, 4.84% for the year ended May 31, 2016 and 3.36% for the six month period ended November 30, 2017.
(i)	Includes commission recapture. Excluding commission recapture, the ratio of net expenses to average net assets would have been 1.00% for the year ended May 31, 2014 and 1.04% for the year ended May 31, 2015.
(j)	Includes interest expense. Excluding interest expense, the ratio of net expenses to average net assets would have been 1.00% for the years ended May 31, 2013 and May 31, 2016 and for the six month period ended November 30, 2017.
(k)	As a result of a trade error, Crow Point Defined Risk Global Equity Income Fund experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.

The accompanying notes are an integral part of these financial statements.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

1.	ORGANIZATION

The Crow Point Defined Risk Global Equity Income Fund (the “Fund”) was organized on October 6, 2017 as a diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to seek income with long-term growth of capital as a secondary objective. The Fund’s investment adviser is Crow Point Partners, LLC (the “Adviser”). The Fund offers two classes of shares, Class A and Class I shares. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

Effective as of the close of business on October 6, 2017, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), the 360 Fund’s Crow Point Defined Risk Global Equity Income Fund (the “New Fund”) received all the assets and liabilities of the Northern Light Series Trust’s (the “Former Trust”) Crow Point Defined Risk Global Equity Income Fund (the “Predecessor Fund”). The shareholders of the Predecessor Fund received shares of the New Fund with aggregate net asset values equal to the aggregate net asset values of their shares in the Predecessor Fund immediately prior to the Reorganization. The Predecessor Fund’s investment objectives, policies and limitations were substantially identical to those of the New Fund, which had no operations prior to the Reorganization. For financial reporting purposes, the Predecessor Fund’s operating history prior to the Reorganization is reflected in the financial statements and financial highlights. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the New Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Reorganization is also considered tax-free based on accounting principles generally accepted in the United States of America (“GAAP”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)         Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Short Sales – The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

c)         Investment Companies – The Fund may invest in investment companies such as open-end funds (mutual funds), including exchange traded funds (“ETFs”) and closed-end funds (also referred to as "Underlying Funds") subject to limitations as defined in the Investment Company Act of 1940. Your cost of investing in a Fund will generally be higher than the cost of investing directly in the Underlying Funds. By investing in a Fund, you will indirectly bear fees and expenses charged by the Underlying Funds in which a Fund invests in addition to a Fund's direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments' taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

d)         Options – The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

e)         Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the six month period ended November 30, 2017, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the six month period ended November 30, 2017, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six month period ended November 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

f)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

g)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)         Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

i)          Sales Charges and Redemption Fees – A maximum sales charge of 2.25% is imposed on certain purchases of Class A shares. A redemption fee of 2.00% of the amount redeemed is charged on all classes of shares held less than 60 days. During the six month period ended November 30, 2017, redemption fees of $468 were paid to the Fund.

3.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs, closed-end funds and mutual funds) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Fund invests may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board of Trustees (the “Board”) on securities being fair valued or manually priced. The Lead Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issue or a request to change the methodology for manually pricing a security. In turn, the Lead Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2017.

Financial Instruments – Assets
Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$1,383,265	$-	$-	$1,383,265
Closed-End Funds (2)	1,374,286	-	-	1,374,286
Mutual Funds (2)	380,234	-	-	380,234
Exchange-Traded Funds (2)	8,950,177	-	-	8,950,177
Bonds & Notes	-	21,007	-	21,007
Put Options	7,822			7,822
Short-Term Investments	1,798,652	-	-	1,798,652
Total Assets	$13,894,436	$21,007	$-	$13,915,443

Financial Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$32,580	$-	$-	$32,580
Call Options Written	28,462	-	-	28,462
Total Liabilities	$61,042	$-	$-	$61,042

(1)	As of and during the six month period ended November 30, 2017, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)	All common stock, closed-end funds, ETFs and mutual funds held in the Fund are level 1 securities. For a detailed break-out of common stock, ETFs and mutual funds by industry or asset class, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the six month period ended November 30, 2017. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

During the six month period ended November 30, 2017, no securities were fair valued.

4.	DERIVATIVES TRANSACTIONS

As of November 30, 2017, portfolio securities valued at $10,660,776 were held in escrow by the custodian as collateral for securities sold short and options written by the Fund.

As of November 30, 2017, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Put options written	Investments, at value	$7,822	$7,822
Total Liabilities		$7,822	$7,822

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$28,462	$28,462
Total Liabilities		$28,462	$28,462

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the six month period ended November 30, 2017, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$50,716	$50,716
Call options written	Options written	(31,985)	(31,985)
		$18,731	$18,731

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(139,811)	$(139,811)
Call options written	Options written	2,354	2,354
Put options written	Options written	63,549	63,649
		$(73,908)	$(73,908)

The amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following tables present the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2017.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Contracts Written	$7,822	(1)	$-	$7,822	(1)	$7,822	(2)	$-	$-
Total	$7,822	(1)	$-	$7,822	(1)	$7,822	(2)	$-	$-

(1)	Purchased options at value as presented in the Fund’s Schedule of Purchased Options.
(2)	The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Contracts Written	$28,462	(3)	$-	$28,462	(3)	$28,462	(2)	$-	$-
Total	$28,462	(3)	$-	$28,462	(3)	$28,462	(2)	$-	$-

(2)	The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Fund’s Schedule of Written Options.

5.	INVESTMENT TRANSACTIONS

For the six month period ended November 30, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 22,297,097	$ 18,151,661

There were no Government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to the Reorganization on October 6, 2017, the Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Prior to the Reorganization, the Former Trust was party to advisory agreement (the “Former Agreement”) with the Adviser, pursuant to which the Adviser served as investment adviser to the Predecessor Fund. Pursuant to the Former Agreement between the Adviser and the Former Trust, on behalf of the Former Fund, the Adviser, under the oversight of the Former Board of Trustees, directed the daily operations of the Fund and supervised the performance of administrative and professional services provided by others.

Under the terms of the Advisory Agreement with the New Fund and the Former Agreement with the Former Fund, the Adviser receives a monthly management fee equal to an annual rate of 0.88% of the Fund’s net assets. For the six month period ended November 30, 2017, the Adviser earned $45,728 of management fees.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs(such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.25%, and 1.00% of the Fund’s average net assets, for Class A and Class I shares, respectively, through September 30, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees.

Also prior to the Reorganization, the Adviser had contractually agreed to reduce its fees and/or absorb expenses of the Former Fund, through at least September 30, 2017, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.25% and 1.00% of net assets for Class A and Class I shares, respectively.

For the six month period ended November 30, 2017, the Adviser waived advisory fees of $45,725 and reimbursed expenses of $76,715.

Expense waivers and reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Expense waivers and reimbursements made by the Predecessor Fund were also subject to possible recoupment from the Predecessor Fund under the same terms. As of November 30, 2017, the total amount of expenses waived/reimbursed subject to recapture, pursuant to the waiver agreements was $836,120, of which $243,921 will expire on May 31, 2018, $264,268 will expire on May 31, 2019, $205,491 will expire on May 31, 2020 and $122,440 will expire on May 31, 2021.

Pursuant to the Reorganization, the Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; and (j) maintaining shareholder account records.

For the period from October 7, 2017 through November 30, 2017, M3Sixty earned $6,727, including out of pocket expenses with $4,466 remaining payable at November 30, 2017.

Certain officers of the Fund are also employees or officers of M3Sixty.

Prior to the Reorganization, Gemini Fund Services, LLC (“GFS”), an affiliate of Northern Lights Distributors, LLC (the “Predecessor Distributor”), provided administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Predecessor Fund paid GFS customary fees for providing administration, fund accounting and transfer agency services to the Predecessor Fund.

Pursuant to the Reorganization, Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of the New Fund’s shares for the purpose of facilitating the registration of shares of the New Fund under state securities laws and to assist in sales of the New Fund’s shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the New Fund and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the New Fund's shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives. The Distributor may receive commissions from the sale of Class A shares. During the period from October 7, 2017 through October 31, 2017, there were no commissions paid to the Distributor.

The Distributor is an affiliate of M3Sixty.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Prior to the Reorganization, the Predecessor Distributor served as the principal underwriter and national distributor for shares of the Predecessor Fund. The Predecessor Distributor was obligated to sell the shares of the Predecessor Fund on a best efforts basis only against purchase orders for the shares. Shares of the Predecessor Fund were offered to the public on a continuous basis.

Pursuant to the Reorganization, the New Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class A shares. Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing New Fund shares. The New Fund may expend up to 0.25% for Class A shares of the New Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the New Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan took effect October 7, 2017. For the period from October 7, 2017 through November 30, 2017, the New Fund accrued $1,770 in 12b-1 expenses attributable to Class A shares.

Prior to the Reorganization, the Predecessor Trust had adopted a Master Distribution and Shareholder Servicing Plan (the “Predecessor Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Predecessor Plan, the Predecessor Fund paid 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. During the period from June 1, 2017 through October 6, 2017, pursuant to the Predecessor Plan, Class A shares paid $4,018.

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six month period ended November 30, 2017 and during the fiscal year ended May 31, 2017 was as follows:

	Six Month Period Ended November 30, 2017	Fiscal Year Ended May 31, 2017
Ordinary Income	$55,709	$197,556
Long-Term Capital Gain	-	-
Return of Capital	-	110,214
	$55,709	$307,770

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at May 31, 2017, the Fund’s most recent fiscal year end, was as follows:

Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciatiion/ (Depreciation)	Total Distributable Earnings/(Deficit)
$ -	$ -	$ (2,034,214)	$ (21,046)	$ 616,375	$ (1,438,885)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies, and adjustments for corporations, partnerships, grantor trusts, and real estate investment trusts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles. The unrealized depreciation in the table above includes unrealized foreign currency income of $25.

At May 31, 2017, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$ 2,034,214	$ -	$ 2,034,214

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2017 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and non-deductible expenses, and adjustments for passive foreign investment companies, real estate investment trusts, partnerships and corporations return of capital distributions, resulted in reclassifications for the year ended May 31, 2017 as follows:

Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$ -	$ (87,806)	$ 87,806

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2017 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 13,548,902	$ 428,976	$ (61,138)	$ 367,838

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships, real estate investment trusts, grantor trusts and C-Corporation return of capital distributions. The unrealized appreciation in the table above includes net unrealized foreign currency gains of $497.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2017 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund paid $55,709 of ordinary income during the six month period ended November 30, 2017.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2018 to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their own tax advisors.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are "interested persons" of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$ 575	None	None	$ 575
Thomas Krausz	$ 575	None	None	$ 575
Tom M. Wirtshafter	$ 575	None	None	$ 575
Gary DiCenzo	$ 575	None	None	$ 575
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.
[2]	Figures are for the six month period ended November 30, 2017.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and redemption fees imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 06/01/17 through 11/30/17

	Beginning Account Value (06/01/2017)	Annualized Expense Ratio for the Period	Ending Account Value (11/30/2017)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+6.63%)	$1,000.00	1.26%	$1,066.30	$6.53
Class I (+6.89%)	$1,000.00	1.01%	$1,068.90	$5.24
Hypothetical 5% Return
Class A	$1,000.00	2.64%	$1,018.80	$6.39
Institutional Class	$1,000.00	2.39%	$1,020.00	$5.11

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 6, 2017 for the Fund were as follows:
Crow Point Defined Risk Global Equity Income Fund Class A, gross of fee waivers or expense reimbursements	3.37%
Crow Point Defined Risk Global Equity Income Fund Class A, after waiver and reimbursement*	1.26%
Crow Point Defined Risk Global Equity Income Fund Class I, gross of fee waivers or expense reimbursements	3.44%
Crow Point Defined Risk Global Equity Income Fund Class I, after waiver and reimbursement*	1.01%

Crow Point Partners, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs(such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Fund do not exceed 1.25%, and 1.00% of the Fund’s average net assets, for Class A and Class I shares, respectively, through September 30, 2018. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis, as long as the reimbursement does not cause the Fund’s annual operating expenses to exceed the expense cap. Total Gross Operating Expenses during the six month period ended November 30, 2017 were 3.62% and 3.37% for the Crow Point Defined Risk Global Equity Income Fund Class A and Class I shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six month period ended November 30, 2017.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund, the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited)

Special Note: Although this Annual Report pertains to only one of the mutual funds advised by Crow Point Partners, LLC (“Crow Point”), the following disclosure relates to the most recent investment advisory agreement approval of the mutual funds within the Trust advised by Crow Point. The financial reports for the other Crow Point-advised mutual funds that are not contained herein are available by contacting the Trust.

At a meeting held on July 13, 2017, the Board of Trustees (the “Board”) considered the approval of the proposed Investment Advisory Agreements (the “Agreements”) between the Trust, on behalf of each of the Crow Point Alternative Income Fund (the “CP Income Fund”), the EAS Crow Point Alternatives Fund (the “EAS Alternatives Fund”) and the Crow Point Defined Risk Global Equity Income Fund (the “Crow Point Equity Income Fund, together with the CP Income Fund and the EAS Alternatives Funds, the “New Series”), and Crow Point.

The Board then reflected on its discussions with the representative from Crow Point regarding the proposed Advisory Agreements, the expense limitation agreement and the manner in which the New Series are to be managed. The Board reflected on the fact that the New Series have, to date, been operating in other trusts (the “Predecessor Funds”), and the Board considered the operations of the Predecessor Funds and Crow Point’s services to the Predecessor Funds. Counsel referred the Board to the materials for the meeting, which included, among other things, a memorandum from Counsel addressing the duties of the Trustees regarding the approval of the proposed Advisory Agreements, a request letter from Counsel to Crow Point and Crow Point’s responses to that request letter, a copy of Crow Point’s financial information, a fee comparison analysis for the New Series and comparable mutual funds and the proposed Advisory Agreements and expense limitation agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreements and expense limitation agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreements, including: (i) the nature, extent and quality of the services to be provided by Crow Point; (ii) the investment performance of the New Series (and the Predecessor Funds); (iii) the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series; (iv) the extent to which economies of scale would be realized if the New Series grow and whether advisory fee levels reflect those economies of scale for the benefit of the New Series’ investors; and (v) Crow Point’s practices regarding possible conflicts of interest and other benefits derived by Crow Point.

The Board had requested and received various informational materials including, without limitation: (i) documents containing information about Crow Point, including financial information, a description of personnel and the services provided to the New Series, information on investment advice, performance, summaries of New Series’ expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the New Series; (iii) the anticipated effect of size on the New Series’ performance and expenses; and (iv) benefits to be realized by Crow Pont from its relationship with the New Series. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

(1) The nature, extent, and quality of the services to be provided by Crow Point.

In this regard, the Board considered the responsibilities Crow Point would have under the Advisory Agreements. The Board reviewed the services to be provided by Crow Point to the New Series (and those that had been provided to the Predecessor Funds) including, without limitation: Crow Point’s procedures for formulating investment recommendations and assuring compliance with the New Series’ investment objectives and limitations; Crow Point’s coordination of services for the New Series among the New Series’ service providers; and the anticipated efforts to promote the New Series, grow their assets and assist in the distribution of New Series’ shares. The Board also considered the services provided by Crow Point to the Predecessor Funds, as well as those anticipated to be provided to the new Series. The Board considered: Crow Point’s staffing, personnel and methods of operating; the education and experience of Crow Point’s personnel; and Crow Point’s compliance program, policies and procedures. After reviewing the foregoing and further information from Crow Point, the Board concluded that the quality, extent and nature of the services to be provided by Crow Point were satisfactory and adequate for the New Series.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund, the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited) (continued)

(2) Investment performance of the New Series and Crow Point.

The Board noted that although New Series have not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor Funds was relevant. The Board compared the performance of each Predecessor Fund for various periods during the Predecessor Fund’s existence with the performance of its respective benchmark index, or indices, as applicable, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of Crow Point’s management of each Predecessor Fund with its investment objectives and policies.

The Board noted that the predecessor to the CP Income Fund underperformed its category mean and median for the 1-, 3- and 5-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also noted that in comparison to HFRX Absolute Return Index, for the period ended December 31, 2016, the CP Income Fund had outperformed for the one-year period but underperformed on a since inception basis. The Board considered Crow Point’s rationale for lagging the category mean and median, as well as for its performance relative to the benchmark index, and it determined that the foregoing was acceptable. The Board determined that the new cost structure for the CP Income Fund would hopefully create less drag on performance and therefore help returns.

The Board noted that the predecessor to the EAS Alternatives Fund underperformed its category mean and median for the 1-, 3- and 5-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also considered Crow Point’s representation that on a year to date basis, the EAS Alternatives Fund was performing in the 14th percentile of its category. The Board considered Crow Point’s rationale for lagging the category averages, it recent improved performance as represented by Crow Point, Crow Point’s views on the categorization by Morningstar, and it determined that the foregoing was acceptable. The Board determined that the new cost structure for the CP Income Fund would hopefully create less drag on performance and therefore help returns.

The Board noted that the predecessor to the CP Equity Income Fund underperformed its category mean and median for the 1- and 3-year periods ended March 31, 2017, but was within the range for the category that was considered. The Board also noted that in comparison to its benchmark indices, for the period ended December 31, 2016, the CP Equity Income Fund had underperformed for the one year and since inception periods. The Board determined that the new cost structure for the CP Equity Income Fund would hopefully create less drag on performance and therefore help returns.

The Board then noted that Crow Point does not have any separately managed accounts that have similar strategies as the New Series. Based on these considerations, the Board determined that the performance of each of the New Series (i.e., the Predecessor Funds) was acceptable.

(3) The costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series.

In considering the costs of the services to be provided and profits to be realized by Crow Point from the relationship with the New Series, the Trustees considered: Crow Point’s staffing, personnel and methods of operating; the financial condition of Crow Point and the level of commitment to the New Series by Crow Point and its principals; the expected asset levels of the New Series; and the projected overall expenses of the New Series. The Trustees considered financial statements of Crow Point and discussed the financial stability and productivity of the firm. The Trustees noted that Crow Point was profitable. The Trustees considered the fees and expenses of the New Series and those of the Predecessor Funds (including the management fees) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management and its size, among other factors. The Trustees noted that the management fee for each of the New Series was above, but not significantly in the Board’s view, that of the category mean and median; the Board also noted that the management fees were within the range for the categories that were considered. The Board also considered Crow Points Policy to proportionally waive any management fees for one of the New Series to the extent any of the New Series were to invest in the other New Series. Notwithstanding the fee levels of the New Series relative to the category means and medians, the Trustees determined that in light of the services to be provided by Crow Point to the New Series, the management fees were fair and reasonable and could have been negotiated at arms-length light of all the surrounding circumstances.

Crow Point Defined Risk Global Equity Income Fund

SEMI-ANNUAL REPORT

Approval of the Advisory Agreements for the Crow Point Alternative Income Fund, the EAS Crow Point Alternatives Fund and the Crow Point Defined Risk Global Equity Fund – (Unaudited) (continued)

(4) The extent to which economies of scale would be realized as the New Series grow and whether advisory fee levels reflect these economies of scale for the benefit of the New Series’ investors.

In this regard, the Board considered the New Series’ fee arrangements with Crow Point. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the New Series would benefit from the expense limitation arrangement in place for the New Series. The Trustees expressed the view that benefits associated with the expense limitation arrangements were more valuable to shareholders while assets were at lower levels than breakpoints in that each dollar invested benefits from Crow Point’s commitment to contain costs, whereas breakpoint structures typically require a fund to reach significant asset levels in order to realize lower costs. The Trustees also noted that the New Series would benefit from economies of scale under its agreements with some of its service providers other than Crow Point, which they noted that Crow Point had been involved in negotiating the arrangements for the New Series. The Trustees noted that Crow Point did not have separately managed accounts with similar strategies as the New Series. Following further discussion of the New Series’ expected asset levels, expectations for growth and levels of fees, the Board determined that the New Series’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable.

(5) Possible conflicts of interest and benefits derived by Crow Point.

In considering Crow Point’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the New Series; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the New Series and/or Crow Point’s other accounts; and the substance and administration of Crow Point’s code of ethics. It was noted in the materials provided by Crow Point stated that Crow Point has no affiliates. Based on the foregoing, the Board determined that Crow Point’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Crow Point specified no benefits or detriments, other than receipt of advisory fees, in managing the assets of the New Series.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreements with respect to each of the New Series was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreements with respect to each of the New Series.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Crow Point Partners, LLC

25 Recreation Drive

Suite 206

Hingham, MA 02043

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group™

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Huntington National Bank

41 South Street

Columbus, OH 43125

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Justin Thompson
By Justin Thompson
Principal Financial Officer
Date: February 8, 2018